INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	9 Months Ended
	Nov. 30, 2021	Nov. 26, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Purchase of additional units				6,926,624
Offering price	$ 10.00	$ 10.00
Proceeds from issuance initial public offering			$ 65,000,000
Option unit expired	630,000
Transaction costs	$ 1,697,431
Underwriting fees	1,300,000
Other offering costs	397,431
Sale of common stock subject to redemption			6,500,000	6,500,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share price			$ 11.50	$ 11.50
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering	1,300,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		6,200,000
Sale of units per share		$ 10.00	$ 10.00
Purchase of additional units				928,571
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering	$ 3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of additional units	300,000	930,000	930,000	930,000